COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Due Under Non-Cancelable Operating Leases
The following table, as of December 31, 2014, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2015	$2,776
2016	1,166
2017	649
2018	360
2019	217
Thereafter	33
Total	$5,201

Schedule of Unconditional Purchase Obligations	The following table, as of December 31, 2014, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2015	$55,828
2016	28,520
2017	26,973
2018	26,163
2019	26,163
Thereafter	95,258
Total	$258,905